Long term debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	Future repayments are as follows:
2015	$1,714
2016	4,114
2017	4,114
2018	2,058

Total repayments	$12,000